Licensed Copyrights, Net	12 Months Ended
Dec. 31, 2023
Finite Lived License Agreements [Abstract]
LICENSED COPYRIGHTS, NET
7.
LICENSED COPYRIGHTS, NET

	As of December 31, 2022
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB
Licensed copyrights
—Broadcasting rights	43,217,278	(35,369,335)	(261,256)	7,586,687
—Sublicensing rights	7,399,172	(7,399,172)	—	—
	50,616,450	(42,768,507)	(261,256)	7,586,687
Less: current portion
—Broadcasting rights	8,213,434	(7,448,077)	(19,299)	746,058
—Sublicensing rights	7,399,172	(7,399,172)	—	—
	15,612,606	(14,847,249)	(19,299)	746,058
Licensed copyrights—non-current
—Broadcasting rights	35,003,844	(27,921,258)	(241,957)	6,840,629
—Sublicensing rights	—	—	—	—
	35,003,844	(27,921,258)	(241,957)	6,840,629

	As of December 31, 2023
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB	US$
Licensed copyrights
—Broadcasting rights	44,838,191	(37,060,309)	(228,853)	7,549,029	1,063,259
—Sublicensing rights	7,667,525	(7,667,525)	—	—	—
	52,505,716	(44,727,834)	(228,853)	7,549,029	1,063,259
Less: current portion
—Broadcasting rights	7,773,805	(7,177,844)	(13,440)	582,521	82,047
—Sublicensing rights	7,667,525	(7,667,525)	—	—	—
	15,441,330	(14,845,369)	(13,440)	582,521	82,047
Licensed copyrights—non-current
—Broadcasting rights	37,064,386	(29,882,465)	(215,413)	6,966,508	981,212
—Sublicensing rights	—	—	—	—	—
	37,064,386	(29,882,465)	(215,413)	6,966,508	981,212

Amortization expense of RMB10,082,541, RMB7,780,928 and RMB7,087,769 (US$998,291) was recognized as cost of revenues for the years ended December 31, 2021, 2022 and 2023, respectively.

Estimated amortization expense relating to the existing licensed copyrights for each of the next three years is as follows:

	RMB	US$
Within 1 year	3,087,223	434,826
Between 1 and 2 years	1,571,707	221,370
Between 2 and 3 years	1,051,621	148,118